UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [    ]; Amendment Number: __________
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Roark, Rearden & Hamot Capital Management, LLC*
Address:   420 Boylston Street
           Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title:     Managing member
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot              Boston, MA                  April 8, 2008
-----------------              ----------                  -------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $180,242
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number         Name
     1          28-11734                     Costa Brava Partnership III L.P.
     2          28-11736                     Roark, Rearden & Hamot, LLC
     3          28-11733                     Seth W. Hamot


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                                                COSTA BRAVA PARTNERSHIP III L.P.
                                           FORM 13F INFORMATION TABLE AS OF 3/31/2008

                                                                      MARKET                            VOTING AUTHORITY
                                                            PRN     VALUE LONG  INVESMENT    OTHER                            13F
DESCRIPTION              TITLE OF CLASS        CUSIP       AMOUNT     X1000     DISCRETION  MANAGERS  SOLE   SHARES   NONE  SECURITY


ACTIVIDENTITY CORP            COM            00506P103     325,000      812.50     X                                          Yes
ACTUATE CORP                  COM            00508B102     200,000      820.00     X                                          Yes
ALESCO FINL INC               COM            014485106   1,100,000    3,168.00     X                                          Yes
ALLIANCE DATA SYSTEMS CORP    COM            018581108     125,000    5,938.75     X                                          Yes
BALDWIN TECHNOLOGY INC        CL A           058264102     134,800      346.44     X                                          Yes
BARRIER THERAPEUTICS INC      COM            06850R108     476,077    1,623.42     X                                          Yes
BASSETT FURNITURE INDS INC    COM            070203104     605,923    7,477.09     X                                          yes
BOOTS & COOTS/INTL WELL CTL   COM NEW        099469504     159,500      285.51     X                                          Yes
BROOKLINE BANCORP INC DEL     COM            11373M107     263,681    3,027.06     X                                          Yes
CAPTARIS INC                  COM            14071N104     435,027    1,922.82     X                                          Yes
CCA INDUSTRIES INC            COM            124867102     574,300    5,257.72     X                                          Yes
CERADYNE INC                  COM            156710105      90,000    2,876.40     X                                          Yes
CLAYTON HLDS INC              COM            18418N107     123,566      573.35     X                                          Yes
CUTERA INC                    COM            232109108     100,000    1,347.00     X                                          Yes
DELIA'S INC NEW               COM            246911101      75,000      200.25     X                                          Yes
DG FASTCHANNEL INC            COM            23326R109     868,233   16,652.71     X                                          Yes
ENTORIAN TECHNOLOGIES INC     COM            29383P100     964,381    1,137.97     X                                          Yes
ENTRUST INC                   COM            293848107     489,000    1,222.50     X                                          Yes
EXAR CORP                     COM            300645108      10,000       82.30     X                                          Yes
GEHL COMPANY                  COM            368483103       8,800      149.07     X                                          Yes
GENERAL CABLE CORP DEL NEW    COM            369300108     155,000    9,155.85     X                                          Yes
HARRIS INTERACTIVE INC        COM            414549105     684,676    1,869.17     X                                          Yes
HI-TECH PHARMACAL INC         COM            42840B101     709,620    6,422.06     X                                          Yes
I-MANY INC                    COM            44973Q103     875,255    2,100.61     X                                          Yes
INNOVATIVE SOLUTIONS & SUPPO  COM            45769N105     865,744    9,150.91     X                                          Yes
INTERDIGITAL INC              COM            45867G101      70,000    1,386.70     X                                          Yes
IONA TECHNOLOGIES PLC         SPONSORED ADR  46206P109     155,200      602.18     X                                          Yes
IXYS CORP                     COM            46600W106     661,601    4,518.73     X                                          Yes
MAC-GRAY CORP                 COM            554153106      87,340    1,004.41     X                                          Yes
MEDQUIST INC                  COM            584949101   1,938,821   18,321.86     X                                          Yes
MILLER INDS INC TENN          COM NEW        600551204     154,605    1,488.85     X                                          Yes
MITCHAM INDS INC              COM            606501104     290,300    5,173.15     X                                          Yes
MOTORCAR PTS  AMER IN         COM            620071100     968,958    5,833.13     X                                          Yes
NATUZZI S P A                 ADR            63905A101     172,300      637.51     X                                          Yes
OCWEN FNL CORP                COM NEW        675746309   1,922,000    8,533.68     X                                          Yes
OMNIVISION TECHNOLOGIES INC   COM            682128103     400,560    6,737.42     X                                          Yes
ORANGE 21 INC                 COM            685317109     745,595    3,295.53     X                                          Yes
PEOPLESUPPORT INC             COM            712714302      95,345      869.55     X                                          Yes
RAINMAKER SYSTEMS             COM NEW        750875304     333,022    1,082.32     X                                          Yes
REDENVELOPE INC               COM            75733R601      52,225       31.34     X                                          Yes
SALIX PHARMACEUTICALS INC     COM            795435106     525,100    3,297.63     X                                          Yes
SAVVIS INC NEW                COM NEW        805423308      85,000    1,382.95     X                                          Yes
SILICON IMAGE INC             COM            82705T102     380,843    1,908.02     X                                          Yes
TECHTEAM GLOBAL INC           COM            878311109   1,319,274   11,965.82     X                                          Yes
TELLABS INC                   COM            879664100     250,000    1,362.50     X                                          Yes
TRANCEND SERVICES INC         COM NEW        893929208     319,486    2,913.71     X                                          Yes
TRIDENT MICROSYSTEMS INC      COM            895919108     365,000    1,879.75     X                                          Yes
TRIMERIS U S                  COM            896263100   1,094,688    7,137.37     X                                          Yes
UNITED ONLINE INC             COM            911268100     225,000    2,376.00     X                                          Yes
VALASSIS COMMUNICATIONS INC   COM            918866104     265,700    2,882.85     X

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